Share equity incentive plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of options activity
The following table summarizes share option activity for the years ended December 31, 2024 and 2025:

	2024			2025

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Outstanding at the beginning of the year	7,351,711	$2.21	4.04	5,144,220	$2.21	3.50
Granted	—	—	—	—	—	—
Exercised	(2,167,781)	2.14	—	(1,913,170)	2.39	—
Forfeited	(39,710)	5.41	—	(7,438)	5.80	—
Outstanding at the end of the year	5,144,220	$2.21	3.50	3,223,612	$2.09	3.28
Exercisable at the end of the year	5,088,188	$2.19	3.47	3,223,612	$2.09	3.28

Schedule of RSU activity
The following table summarizes RSU (including PRSU) activity for the years ended December 31, 2024 and 2025:

	2024		2025
	Number of RSUs	Weighted Average Fair Value at Grant Date	Number of RSUs	Weighted Average Fair Value at Grant Date

Outstanding and unvested at the beginning of the year	4,003,336	$8.16	5,024,954	$7.52
Granted	3,481,480	7.38	3,508,846	12.87
Vested	(1,524,730)	8.44	(2,061,977)	8.31
Forfeited	(935,132)	8.26	(1,322,342)	10.52
Outstanding and unvested at the end of the year	5,024,954	7.52	5,149,481	10.07

Schedule of expenses capitalized
The following table summarizes the share-based compensation recorded in each line item in the accompanying consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2023	2024	2025

Cost of revenue	$635	$812	$1,024
Research and development	5,782	5,511	6,805
Sales and marketing	5,196	4,273	5,031
General and administrative	6,514	7,019	8,382
Total	$18,127	$17,615	$21,242